Securities and other financial assets, net (Details Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Securities and other financial assets, net
Number of shares sold	261,164	767,301
Cumulative fair value of the shares sold	$ 1,700	$ 4,800
Cumulative loss recognized in OCI	$ 602	$ 151